Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in joint ventures	₩ 3,135,535	₩ 3,106,407
Pt Nicole Metal Industry [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in joint ventures	₩ 62,574